PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

a.         Composition:

	December 31,
	2016	2017
Cost:

Land and buildings	$6,629	$7,311
Machinery and equipment	2,725	3,129
Motor vehicles	1,664	1,958
Promotional displays	526	600
Office furniture and equipment	4,166	4,619
Leasehold improvements	722	906

	16,432	18,523
Accumulated depreciation:

Buildings	3,742	4,283
Machinery and equipment	2,745	2,446
Motor vehicles	959	1,165
Promotional displays	382	453
Office furniture and equipment	2,784	3,861
Leasehold improvements	519	597

	11,131	12,805

Property and equipment, net	$5,301	$5,718

b.	Depreciation expenses amounted to $ 983, $ 954 and $ 960 for the years ended December 31, 2015, 2016 and 2017, respectively.